Risks (Tables)	3 Months Ended
Mar. 31, 2018
Risks [Abstract]
Schedule of concentrations
Accounts receivable	2018		2017
Customer A	$428,466	93%	$43,748	69%

Accounts payable	2018		2017
Supplier A	$426,759	100%	$362,284	100%